Retirement Benefits Plans - Pension Plans Assumptions (Details 7)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States pension plans [Member]
Assumptions used to determine benefit obligation at year-end
Discount rate	3.97%	4.70%	5.50%
Rate of compensation increase	3.16%	3.15%	3.61%
Assumptions used to determine expense
Discount rate	4.70%	5.50%	6.00%
Expected long-term return on plan assets	8.50%	8.50%	8.95%
Rate of compensation increase	3.15%	3.61%	3.62%
Non-United States pension plans [Member]
Assumptions used to determine benefit obligation at year-end
Discount rate	4.17%	5.12%	5.40%
Rate of compensation increase	3.09%	3.62%	3.63%
Assumptions used to determine expense
Discount rate	5.12%	5.40%	5.59%
Expected long-term return on plan assets	7.10%	7.17%	7.20%
Rate of compensation increase	3.62%	3.63%	3.58%